Summary of Significant Accounting Policies - Schedule of Allowance for Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the year	¥ (907)	¥ (6,892)
Current period provision of expected credit losses	(1,384)	(907)
Write-offs		6,892
Balance at the end of the year	¥ (2,291)	¥ (907)